Investment in Real Estate Limited Partnerships	12 Months Ended
Dec. 31, 2011
Investment in Real Estate Limited Partnerships [Abstract]
Investment in real estate limited partnerships [Text Block]
Investment in Real Estate Limited Partnerships

The Company has purchased from time to time various limited partnership interests established to acquire, own and rent residential housing for elderly, low or moderate income individuals in northern Vermont and northwestern New Hampshire. The carrying values of investments carried at equity were $4.5 million and $2.3 million at December 31, 2011 and 2010, respectively. The capital contributions payable related to these investments were $893 thousand and $0 at December 31, 2011 and 2010, respectively, and are included in Accrued interest and other liabilities. The provision for undistributed net losses of the partnerships charged to earnings was $515 thousand for 2011 and $426 thousand for 2010. The federal income tax credits related to these investments were $455 thousand and $380 thousand for the years ended December 31, 2011 and 2010, respectively, and recorded as a reduction of the Provision for income taxes.